Commitments - Movement Under Put Option (Details) $ in Thousands	12 Months Ended
Dec. 31, 2022 USD ($)
Disclosure of detailed information about business combination [line items]
Balance at December 31, 2021	$ 0
Obligations raised	68,750
Cumulative translation adjustment	1,126
Gross obligation adjustments	3,552
Balance at December 31, 2022	73,428
VBI
Disclosure of detailed information about business combination [line items]
Balance at December 31, 2021	0
Obligations raised	60,866
Cumulative translation adjustment	1,126
Gross obligation adjustments	3,552
Balance at December 31, 2022	65,544
Igah IV
Disclosure of detailed information about business combination [line items]
Balance at December 31, 2021	0
Obligations raised	7,884
Cumulative translation adjustment	0
Gross obligation adjustments	0
Balance at December 31, 2022	$ 7,884